Equity Method Investments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Equity Method Investments
Note 8: Equity Method Investments
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,

	2022	2021
YPL	6,028	6,574
Other equity method investments	171	162
Total equity method investments	6,199	6,736
Equity method investments were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”), formerly Refinitiv Holdings Limited (“RHL”). YPL is an entity jointly owned by the Company, Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone), and certain current LSEG and former members of Refinitiv senior management. As of December 31, 2022 and December 31, 2021, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares (with the shares carrying in aggregate an approximate 30% economic interest and a 24% voting interest in LSEG). As of December 31, 2022, the Company owned 42.84% (December 31, 2021 - 42.82%) of YPL and indirectly owned approximately 72.0 million (December 31, 2021 - 72.4 million) LSEG shares.
On December 12, 2022, the Company announced that it and certain investment funds affiliated with Blackstone agreed to sell approximately 21.2 million LSEG shares they co-own to
Microsoft for a fixed U.S. dollar price of $94.50 per share. After the sale, the Company will indirectly own approximately 61.5 million shares. In conjunction with the sale of shares to Microsoft, LSEG amended the terms of contractual lock-up
provisions previously agreed between LSEG and the Blackstone/Thomson Reuters entities that hold the LSEG shares, such that Thomson Reuters will be able to sell approximately 31 million of its indirectly owned shares in the twelve-month period beginning January 30, 2023, 22 million shares in the twelve-month period beginning January 30, 2024 and 8 million shares after the lock-up
arrangement terminates on January 29, 2025.
YPL is entitled to nominate three
non-executive
LSEG directors for as long as it holds at least 25% of LSEG shares, two LSEG directors for as long as it holds at least 17.5% but less than 25% of LSEG shares and one LSEG director for as long as it holds at least 10% but less than 17.5% of LSEG shares. For so long as YPL is entitled to nominate three directors, one nominee will be a Thomson Reuters representative. Once YPL is released from the lock-up
agreement described above, any disposals of LSEG shares will be subject to orderly marketing restrictions. A standstill restriction also applies to YPL under which it (and the underlying investors) have agreed not to, among other matters, acquire further LSEG shares, or make a takeover offer for LSEG for designated time periods. YPL has also committed to vote its LSEG shares in line with the LSEG Board’s recommendation.
The investment in LSEG is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG or the Refinitiv business of LSEG, the investment in LSEG shares held by YPL is accounted for at fair value, based on the share price o
f
 LSEG. As the investment in LSEG is denominated in British pounds sterling, the Company has entered into a series of foreign exchange contracts to mitigate currency risk on its investment (see note 19).
The Company’s share of
post-tax
(losses) earnings in equity method inv
est
ments as reported in the consolidated income st
ateme
nt is comprised of the following:

	Year ended December 31,

	2022	2021
YPL	(416)	6,233
Other equity method investments	(16)	7
Total share of post-tax (losses) earnings in equity method investments	(432)	6,240

In 2022, share of
post-tax
losses in equity method investments reflected a decrease in value of the LSEG investment due to foreign exchange losses of $787 million, which more than offset increases in value of $207 million due to a higher share price, dividend income of $87 million, and a $77 million gain on a forward contract relating to the agreement to sell LSEG shares to Microsoft for a fixed price.
In 2022, LSEG repurchased approximately 1.2 million ordinary shares from YPL under a buyback program announced by LSEG in August 2022. The Company received proceeds of $43 million, for approximately 0.5 million shares, which were distributed as a dividend and reduced its investment. The proceeds were presented in investing activities in the consolidated statement of cash flow.
In 2021, share of
post-tax
earnings in equity method investments reflected an $8,075 million gain from the sale of Refinitiv and $75 million in dividend income, which was partly offset by a $1,749 million decline in the value of the LSEG investment after the sale and $168 million of post-tax
losses related to the Refinitiv operations prior to the sale.
In March 2021, as permitted under a
lock-up
exception, approximately 10.1 million of the Company’s LSEG shares were sold for pre-tax
net proceeds of $994 million. Proceeds from the sale of the shares by YPL were also distributed to the Company as a dividend. The proceeds were presented in investing activities in the consolidated statement of cash flow.
Set forth below is summarized financial information for 100% of YPL (formerly RHL prior to its sale in January 2021.)

	Year ended December 31,

	2022	2021
Revenues	-	551
Gain related to the sale of Refinitiv to LSEG	-	18,645
Mark-to-market of LSEG shares	(1,354)	(3,895)
Income from forward contract	179	-
Dividend income	202	177
Refinitiv net loss prior to its sale to LSEG	-	(361)
Net (loss) earnings	(973)	14,566
Remove: Net earnings attributable to non-controlling interests	-	(11)
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Total comprehensive (loss) income attributable to YPL	(973)	14,341

The following table reconciles the net assets attributable to YPL (formerly RHL) to the Company’s carrying value of its investment in
YPL:

	December 31,

	2022	2021
Assets
Current assets	190	6
Non-current assets	14,620	16,068
Total assets	14,810	16,074
Liabilities
Current liabilities	10	4
Non-current liabilities	202	189
Total liabilities	212	193
Net assets attributable to YPL	14,598	15,881
Net assets attributable to YPL - beginning period	15,881	2,487
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Other adjustments (1)	-	253
Distribution to owners	(310)	(1,200)
Net assets attributable to YPL - ending period	14,598	15,881
Thomson Reuters % share	42.84%	42.82%
Thomson Reuters $ share	6,254	6,800
Historical excluded equity adjustment (2)	(226)	(226)
Thomson Reuters carrying amount	6,028	6,574
(1) Consists of equity transactions excluded from total comprehensive income attributable to YPL.
(2) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.
Refer to note 31 for related party transactions with YPL and Refinitiv.